CLASS I & II | UNITED ASSOCIATION S&P 500 INDEX FUND
UNITED ASSOCIATION S&P 500 INDEX FUND
INVESTMENT OBJECTIVE

The United Association S&P 500 Index Fund's (the "Fund") investment objective is to approximate, before Fund expenses, the aggregate price and dividend performance of the securities included in the S&P 500 Index.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses CLASS I & II UNITED ASSOCIATION S&P 500 INDEX FUND		CLASS I	CLASS II
Management Fees		0.095%	0.095%
Distribution and Service (12b-1) Fees	[1]	none	0.10%
Other Expenses		0.295%	0.295%
Total Annual Fund Operating Expenses		0.39%	0.49%
[1]	The Fund is permitted to pay its distributor up to 0.10% of the average daily net assets of the Fund that are attributable to Class II shares on an annual basis pursuant to the Fund's Rule 12b-1 Plan. During the most recently completed fiscal year, the distributor limited this amount to 0.05%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example CLASS I & II UNITED ASSOCIATION S&P 500 INDEX FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS I	40	125	219	493
CLASS II	50	157	274	616

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment objective is to provide investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Index. Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets (plus any borrowings for investment purposes) in stocks included in the S&P 500 Index. The S&P 500 Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets will normally be invested in stocks included in the S&P 500 Index in approximately the same relative proportion as those stocks are held in the S&P 500 Index, but the Fund does not simply invest in a portfolio that replicates the precise composition of the S&P 500 Index. PNC Capital Advisors, LLC (the "Adviser") also does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500 Index. For example, the Adviser may invest in S&P 500 Index futures in addition to or in place of S&P 500 Index stocks to attempt to equal the performance of the S&P 500 Index. The Fund may also invest in other S&P 500 Index derivatives, such as options, swaps and options on futures, with economic characteristics similar to the common stocks in the S&P 500 Index. Under normal circumstances, the notional amount of investments in derivatives will not exceed 20% of the Fund's net assets. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk/volatility or as part of a hedging strategy.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve its objective. This could occur because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and therefore, the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

The Fund is also subject to the risk that its market segment, the S&P 500 Index of common stocks, may underperform other equity market segments or the equity market as a whole.

Certain risks are associated with the Fund's investments in derivatives such as options, swaps, futures and options on futures. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes or currencies. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the reference asset. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position and the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund.

The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, the composition of the S&P 500 Index, the extent to which there are changes in the number of shares issued by the companies represented in the S&P 500 Index, the investment decisions made by the Adviser and the level of the Fund's expenses. For additional information about risks, see the Fund's SAI.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class I shares of the Fund by showing changes in the Class I shares of the Fund's performance from year to year and by showing how the Class I shares of the Fund's average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at WWW.UAFUND.COM or by calling 1-888-766-8043. The Fund acquired the assets and assumed the historical performance of another fund on March 10, 2003. The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the predecessor fund.

BEST QUARETR	WORST QUARTER
15.86%	(21.66)%
(06/30/2009)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class I shares. After-tax returns for Class II shares will vary.

Average Annual Total Returns CLASS I & II UNITED ASSOCIATION S&P 500 INDEX FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS I	FUND RETURN BEFORE TAXES	15.70%	1.64%	7.08%	2.14%	Mar. 01, 2000
CLASS I After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	15.37%	1.34%	6.77%	1.80%	Mar. 01, 2000
CLASS I After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	10.63%	1.35%	6.19%	1.72%	Mar. 01, 2000
CLASS II	FUND RETURN BEFORE TAXES	15.67%	1.58%	7.01%	1.30%	Mar. 27, 2000
S&P 500 Index (Index comparisons begin on 02/29/2000)	S&P 500 Index (Index comparisons begin on 02/29/2000)	16.00%	1.66%	7.10%	2.44%